Share-Based Compensation	9 Months Ended
Jul. 31, 2026
Share-Based Compensation [Abstract]
Share-Based Compensation
NOTE 13: SHARE-BASED COMPENSATION
For the three and nine months ended July

31, 2026, the Bank recognized compensation

expense for stock option awards of $
7.3

million and $
25.7

million,
respectively (three and nine months ended

July 31, 2025 – $
6.4

million and $
16.5

million, respectively). During the three

months ended July 31, 2026 and
July 31, 2025, nil

stock options were granted by the Bank.

During the nine months ended July 31, 2026,
1.6

million (nine months ended July 31, 2025 –
2.0

million)
stock options were granted by the Bank at

a weighted-average fair value of $
21.89

per option (July 31, 2025 – $
12.80

per option).
The following table summarizes the assumptions

used for estimating the fair value of options

for the nine months ended July 31, 2026

and July 31, 2025.
Assumptions Used for Estimating the

Fair Value of Options
(in Canadian dollars, except as noted) For the nine months ended
July 31 July 31
2026 2025
Risk-free interest rate 3.42% 3.08%
Option contractual life 10 years 10 years
Expected volatility 19.44% 19.47%
Expected dividend yield 4.02% 3.94%
Exercise price/share price $ 126.43 $ 75.76
The risk-free interest rate is based on Government

of Canada benchmark bond yields as

at the grant date. Expected volatility is

calculated based on the historical
average daily volatility and expected dividend

yield is based on dividend payouts in the last

fiscal year. These assumptions are measured over a period
corresponding to the option contractual life.